LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

10.  LONG-TERM INVESTMENTS

Cost method investments

As of December 31, 2016 and 2017, the carrying values of the Group’s cost method investments were RMB23,750 and RMB30,000 (US$4,611), respectively. Investments were accounted for under the cost method if the Group had no significant influence over the investee or if the underlying shares the Group invested in were not considered in-substance ordinary shares and had no readily determinable fair value. There were no impairment indicators for the cost method investments and no impairment losses were recognized for the years ended December 31, 2015, 2016 and 2017, respectively.

Equity method investment

On May 26, 2015, the Group completed the investment in Hangzhou Dezhi Logistic Co., Ltd, (“Dezhi”) through the subscription of newly issued ordinary shares representing 30% equity interest in Dezhi. Total consideration for the investment in Dezhi was RMB300 in cash. The Group accounts for the investment in Dezhi as an equity method investment in accordance with ASC 323 due to its significant influence over the entity. On January 22, 2017, the Group completed the investment in Hangzhou Jinye Technology Co., Ltd, (“Jinye”) through the subscription of newly issued ordinary shares representing 13.73% equity interest in Jinye. Total consideration for the investment in Jinye was RMB7,652 in cash. The Group accounts for the investment in Jinye as an equity method investment in accordance with ASC 323 due to its significant influence over the entity, as the Group has one board seat out of five in Jinye.

The carrying amount of the investment in Dezhi was RMB331 as of December 31, 2016. The carrying amount of the investments in Dezhi and Jinye was RMB409 (US$63) and RMB6,758 (US$1,038), respectively, as of December 31, 2017. There were no impairment indicators for the equity method investments and no impairment losses were recognized for the years ended December 31, 2015, 2016 and 2017, respectively. Selected financial information of the equity method investees have not been presented as the effects were not material.